Fair Value Measurements - Estimated Fair Values of Financial Instruments (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015		Dec. 31, 2014
Financial Assets:
Cash and due from banks	$ 5,280	$ 4,969	[1]	$ 6,181
Interest-bearing deposits	6,343	15,330	[1]	14,784
Certificates of deposit	4,464	5,735	[1]
Federal funds sold	460	271	[1]	119
Securities available-for-sale	52,563	54,090	[1]	42,604
Securities available-for-sale including certificate of deposit		59,825		42,604
Restricted securities	2,209	2,731	[1]	2,430
Loans, net	364,822	343,323	[1]	295,242
Loans held for sale	481	270	[1]
Accrued interest receivable	1,241	1,318	[1]	1,197
Mortgage servicing rights	590	658		596
Financial Assets:
Cash and due from banks	5,280	4,969		6,181
Interest-bearing deposits	6,343	15,330		14,784
Certificates of deposit	4,464	5,735
Federal funds sold	460	271		119
Securities available-for-sale	52,563	54,090	[1]	42,604
Securities available-for-sale including certificate of deposit		59,825		42,604
Restricted securities	2,209	2,731		2,430
Loans, net	371,247	347,500		300,481
Loans held for sale	481	270
Accrued interest receivable	1,241	1,318		1,197
Mortgage servicing rights	590	658	[1]	596
Financial Liabilities:
Non-interest-bearing liabilities	74,615	65,842	[1]	63,308
Savings and other interest-bearing deposits	175,448	166,628	[1]	122,502
Time deposits	127,912	127,388	[1]	121,775
Securities sold under repurchase agreements	12,984	7,161	[1]	6,012
FHLB advances	25,000	40,000	[1]	35,000
Subordinated debt	6,856	6,844	[1]
Accrued interest payable	207	318		149
Financial Liabilities:
Non-interest-bearing liabilities	74,615	65,842		63,308
Savings and other interest-bearing deposits	175,448	166,628		122,502
Time deposits	129,175	127,433		122,662
Securities sold under repurchase agreements	12,984	7,161		6,012
FHLB advances	25,755	40,855		35,951
Subordinated debt	7,000	7,000
Accrued interest payable	207	318		149
Fair Value, Inputs, Level 1
Financial Assets:
Securities available-for-sale	1,597	1,216		845
Financial Assets:
Cash and due from banks	5,280	4,969		6,181
Interest-bearing deposits	6,343	15,330		14,784
Federal funds sold	460	271		119
Securities available-for-sale	1,597	1,216		845
Financial Liabilities:
Non-interest-bearing liabilities	74,615	65,842		63,308
Fair Value, Inputs, Level 2
Financial Assets:
Securities available-for-sale	45,463	48,929		41,759
Securities available-for-sale including certificate of deposit		54,416
Financial Assets:
Certificates of deposit	4,464	5,487
Securities available-for-sale	45,463	48,929		41,759
Securities available-for-sale including certificate of deposit		54,416
Accrued interest receivable	1,241	1,318		1,197
Financial Liabilities:
Savings and other interest-bearing deposits	175,448	166,628		122,502
Securities sold under repurchase agreements	12,984	7,161		6,012
FHLB advances	25,755	40,855		35,951
Accrued interest payable	207	318		149
Fair Value, Inputs, Level 3
Financial Assets:
Securities available-for-sale	5,503	3,945
Securities available-for-sale including certificate of deposit		4,193
Financial Assets:
Certificates of deposit		248
Securities available-for-sale	5,503	3,945
Securities available-for-sale including certificate of deposit		4,193
Restricted securities	2,209	2,731		2,430
Loans, net	371,247	347,500		300,481
Loans held for sale	481	270
Mortgage servicing rights	590	658		596
Financial Liabilities:
Time deposits	129,175	127,433		$ 122,662
Subordinated debt	$ 7,000	$ 7,000

[1]	Derived from Audited December 31, 2015 Financial Statements